COMMITMENTS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES
NOTE 13:-	COMMITMENTS AND CONTINGENT LIABILITIES

a.	Lease commitments:

The Company and its subsidiaries lease their facilities and motor vehicles under various operating lease agreements that expire on various dates. Aggregate minimum rental commitments under non-cancelable leases at December 31, 2015, are as follows:

	Facilities	Motor vehicles	Total

2016	$3,484	$775	$4,259
2017	3,037	581	3,618
2018	489	379	868
2019	236	103	339
2020 and thereafter	324	5	329

	$7,570	$1,843	$9,413

Expenses for lease of facilities for the years ended December 31, 2013, 2014 and 2015 were approximately $ 8,182, $ 5,426 and $ 3,797, respectively.

Expenses for the lease of motor vehicles for the years ended December 31, 2013, 2014 and 2015 were approximately $ 1,568, $ 1,174 and $ 1,175, respectively.

b.

During 2014 and 2015, the Company received several grants from the OCS. The grants require the Company to comply with the requirements of the Research and Development Law, however, the Company is not obligated to pay royalties on sales of products based on technology or know how developed from the grants. In a case involving the transfer of technology or know how developed from the grants outside of Israel, the Company may be required to pay royalties related to past sales of products based on the technology or the developed know how. The Company recorded income from OCS grants for the years ended December 31, 2013, 2014 and 2015 in the amount of $ 599, $ 1,092 and $ 1,318, respectively.

c.	Charges and guarantees:

As of December 31, 2014 and 2015, the Company provided bank guarantees in an aggregate amount of $ 27,890 and $ 25,410, respectively, with respect to tender offer guarantees and performance guarantees to its customers.

d.	Litigations:

The Company is currently involved in various claims and legal proceedings. The Company reviews the status of each matter and assesses its potential financial exposure. If the potential loss from any claim or legal proceeding is considered probable and the amount can be reasonably estimated, the Company accrues a liability for the estimated loss.

On January 6, 2015 the Company was served with a motion to approve a purported class action, naming the Company, its Chief Executive Officer and its directors as defendants. The motion was filed with the District Court of Tel-Aviv. The purported class action alleges breaches of duties by making false and misleading statements in the Company’s SEC filings and public statements. The Company filed its defense on June 21 2015 and the parties are now debating the plaintiffs’ right for discovery. The Company filed its response to the plaintiffs’ request for discovery on January 25, 2016 and the plaintiffs submitted their response on February 24 2016.

Once the court decides in relation to discovery, it is expected that a date for submission of plaintiff’s response to the Company’s defense will be set. The initial procedure, i.e. until the District Court decides whether to approve the motion or to deny it, has been conducted for over a year now, and it is difficult to estimate how long it is expected to last. The Company believes that the District Court should deny the motion. There is no assurance that the Company’s position will be accepted by the District Court. In such case the Company may have to divert attention of its executives to deal with this class action as well as incur expenses that may be beyond its insurance coverage for such cases, which cause a risk of loss and expenditures that may adversely affect its financial condition and results of operations.

The Company believes it has strong defense claims and intends to vigorously defend its position. The Company cannot assess the outcome of this claim due its early stage. Therefore the company did not record a provision as of December 31, 2015.

e.	Inventory :

The Group is obligated under certain agreement with its supplier to purchase specified item of excess inventory which is expected to be utilized during the years 2016-2018. As of December 31, 2015, non-cancelable purchase obligations were approximately $1,638.